OLSTEIN ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Advertising Agencies - 1.2%
Omnicom Group, Inc. (a)	104,000	$8,827,520

Aerospace & Defense - 1.8%
L3Harris Technologies, Inc.	19,000	4,720,930
Raytheon Technologies Corporation	84,000	8,321,880

		13,042,810

Air Delivery & Freight Services - 3.0%
FedEx Corporation	53,500	12,379,365
United Parcel Service, Inc. - Class B	41,000	8,792,860

		21,172,225

Airlines - 3.6%
Delta Air Lines, Inc. (b)	280,000	11,079,600
JetBlue Airways Corporation (b)	563,000	8,416,850
Southwest Airlines Company (b)	142,000	6,503,600

		26,000,050

Auto Manufacturers - 1.3%
General Motors Company (b)	209,000	9,141,660

Automobiles - 1.2%
Winnebago Industries, Inc. (a)	154,700	8,358,441

Beverages - 0.5%
Keurig Dr. Pepper, Inc.	102,000	3,865,800

Building Products - 1.0%
Carrier Global Corporation	162,000	7,430,940

Capital Markets - 1.3%
Goldman Sachs Group, Inc.	28,000	9,242,800

Chemicals - 2.7%
Corteva, Inc.	187,600	10,783,248
Eastman Chemical Company	74,000	8,292,440

		19,075,688

Commercial Banks - 4.4%
Citizens Financial Group, Inc. (a)	137,200	6,219,276
Fifth Third Bancorp	124,000	5,336,960
Prosperity Bancshares, Inc. (a)	72,889	5,057,039
U.S. Bancorp	157,000	8,344,550
Wells Fargo & Company	130,000	6,299,800

		31,257,625

Commercial Services - 1.2%
Moody’s Corporation	18,000	6,073,380
S&P Global, Inc. (a)	6,000	2,461,080

		8,534,460

Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	100,897	4,645,298

Communications Equipment - 1.7%
Cisco Systems, Inc.	219,000	12,211,440

Computers - 1.8%
Apple, Inc.	43,000	7,508,230
Western Digital Corporation (b)	113,000	5,610,450

		13,118,680

Consumer Finance - 3.9%
American Express Company	28,000	5,236,000
Equifax, Inc.	42,500	10,076,750
MasterCard, Inc. - Class A	16,500	5,896,770
Visa, Inc. - Class A (a)	30,500	6,763,985

		27,973,505

Containers & Packaging - 1.4%
WestRock Company	210,000	9,876,300

Distributors - 1.2%
LKQ Corporation	182,000	8,264,620

Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. - Class B (b)	11,000	3,882,010
Invesco Ltd. (c)	530,000	12,221,800

		16,103,810

E-Commerce - 1.3%
eBay, Inc.	165,000	9,447,900

Electrical Equipment - 1.8%
Generac Holdings, Inc. (a)(b)	44,000	13,079,440

Electronics - 1.0%
Sensata Technologies Holding PLC (b)(c)	141,150	7,177,478

Energy Equipment & Services - 0.7%
Schlumberger Ltd. (c)	117,000	4,833,270

Food & Drug Retailers - 2.8%
CVS Health Corporation	99,000	10,019,790
Walgreens Boots Alliance, Inc.	215,000	9,625,550

		19,645,340

Food Products - 0.6%
Hormel Foods Corporation	85,000	4,380,900

Health Care Equipment & Supplies - 7.2%
Baxter International, Inc.	127,000	9,847,580
Becton, Dickinson and Company	45,000	11,970,000
Hologic, Inc. (b)	109,000	8,373,380
Medtronic PLC (c)	101,000	11,205,950
Zimmer Biomet Holdings, Inc.	77,984	9,974,154

		51,371,064

Health Care Providers & Services - 2.9%
Quest Diagnostics Inc.	75,000	10,264,500
UnitedHealth Group, Inc.	10,500	5,354,685
Universal Health Services, Inc. - Class B	34,000	4,928,300

		20,547,485

Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc. (b)	3,250	7,632,462
Denny’s Corporation (b)	537,170	7,686,903

		15,319,365

Household Durables - 1.4%
Mohawk Industries, Inc. (b)	77,700	9,650,340

Household Products - 2.0%
Kimberly-Clark Corporation	58,000	7,143,280
Reynolds Consumer Products, Inc. (a)	252,050	7,395,147

		14,538,427

Industrial Equipment Wholesale - 1.4%
WESCO International, Inc. (b)	78,800	10,255,032

Insurance - 2.5%
Marsh & McLennan Companies, Inc.	21,000	3,578,820
Travelers Companies, Inc.	32,000	5,847,360
Willis Towers Watson PLC (c)	37,000	8,740,140

		18,166,320

Interactive Media & Services - 1.7%
Meta Platforms, Inc. - Class A (b)	54,500	12,118,620

Internet Software & Services - 1.5%
Alphabet, Inc. - Class C (b)	3,750	10,473,712

IT Services - 1.8%
Automatic Data Processing, Inc.	16,000	3,640,640
Fidelity National Information Services, Inc.	93,700	9,409,354

		13,049,994

Machinery - 3.9%
Cummins, Inc.	47,500	9,742,725
Fortive Corporation	60,059	3,659,395
Stanley Black & Decker, Inc.	68,000	9,505,720
Timken Company	86,650	5,259,655

		28,167,495

Materials - 0.7%
Axalta Coating Systems Ltd. (b)(c)	205,750	5,057,335

Media - 5.8%
Comcast Corporation - Class A	195,000	9,129,900
Discovery, Inc. - Class C (a)(b)	499,000	12,460,030
Paramount Global (a)	246,000	9,301,260
Walt Disney Company (b)	79,000	10,835,640

		41,726,830

Multiline Retail - 0.5%
Dollar Tree, Inc. (b)	24,000	3,843,600

Pharmaceuticals - 1.8%
Johnson & Johnson	71,000	12,583,330

Real Estate Management & Development - 2.9%
CBRE Group, Inc. - Class A (b)	77,000	7,047,040
Cushman & Wakefield PLC (b)(c)	193,600	3,970,736
Jones Lang LaSalle, Inc. (b)	40,300	9,650,238

		20,668,014

Restaurants - 2.9%
Cracker Barrel Old Country Store, Inc. (a)	65,000	7,717,450
Dine Brands Global, Inc. (a)	119,850	9,342,307
McDonald’s Corporation	15,000	3,709,200

		20,768,957

Semiconductors & Semiconductor Equipment - 3.7%
Intel Corporation	265,000	13,133,400
Kulicke and Soffa Industries, Inc. (a)	140,900	7,893,218
Texas Instruments, Inc.	29,000	5,320,920

		26,347,538

Software - 3.1%
Microsoft Corporation	18,500	5,703,735
Oracle Corporation	92,000	7,611,160
SS&C Technologies Holdings, Inc.	113,000	8,477,260

		21,792,155

Telecommunications - 1.4%
Corning, Inc.	267,000	9,854,970

Textiles, Apparel & Luxury Goods - 1.0%
Tapestry, Inc.	186,000	6,909,900

TOTAL COMMON STOCKS (Cost $561,123,353)		689,918,483

SHORT-TERM INVESTMENT - 3.3%
Money Market Deposit Account - 3.3%
U.S. Bank N.A., 0.10% (d)
Total Money Market Deposit Account	23,876,917	23,876,917

TOTAL SHORT-TERM INVESTMENT (Cost $23,876,917)		23,876,917

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 11.6%
Investment Company - 11.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (e)
Total Investment Company	82,773,741	82,773,741

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $82,773,741)		82,773,741

TOTAL INVESTMENTS - 111.6% (Cost $667,774,011)		796,569,141
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.6)%		(82,722,329)

TOTAL NET ASSETS - 100.0%		$713,846,812

PLC- Public Limited Company

(a)	All or a portion of this security was out on loan at March 31, 2022. Total loaned securities had a value of $79,604,792 at March 31, 2022.

(b)	Non-income producing security.

(c)	U.S. Dollar-denominated foreign security.

(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of March 31, 2022.

(e)	The rate quoted is the annualized seven-day yield for the Fund as of March 31, 2022.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2022:

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$689,918,483	$—	$—	$689,918,483
Short-Term Investment	—	23,876,917	—	—	23,876,917
Investment Purchased with the Cash Proceeds From Securities Lending*	82,773,741	—	—	—	82,773,741

Total Investments in Securities	$82,773,741	$713,795,400	$—	$—	$796,569,141

*	Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

Refer to the Schedule of Investments for further information on the classification of investments.